SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Income taxes paid (refunds received)	€ 377	€ 509	€ 410
Interest paid	281	265	168
Interest received	796	1,311	403
Financing lease obligations incurred	140	358	162
Operating lease obligations incurred	1,915	1,098	1,162
Operating cash flow used in operating leases	1,074	1,009	900
Operating cash flow used in finance leases	18	7	12
Financing cash flow used in finance leases	€ 232	€ 242	€ 350